Federal Home Loan Bank Advances (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Borrowed amount for ESOP purchase	$ 100,600	$ 103,600
Federal Home Loan Bank Advances (Textual) [Abstract]
Authorized to borrow from Federal Home Loan Bank	99,500	85,900
Bank's indebtedness to the FHLB	$ 55,000	84,919
LIBOR Adjustable interest rate, reset period	3-Month LIBOR
U.S. Federal Agency [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Borrowed amount for ESOP purchase	$ 39,400	$ 35,100